Long-term Debt and Collateral Financing Arrangement (Narrative) (Details) - USD ($) $ in Millions							12 Months Ended
	Aug. 14, 2017	Aug. 02, 2017	Jul. 21, 2017	Jun. 16, 2017	Apr. 28, 2017	Dec. 02, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017	Jun. 22, 2017
Debt Instrument [Line Items]
Long-term debt maturities, year one							$ 2
Long-term debt maturities, year two							602
Long-term debt maturities, year three							2
Long-term debt maturities, year four							2
Long-term debt maturities, year five							2
Long-term debt maturities, after year five							3,000
Interest expense							153	$ 175	$ 170
Debt issuance costs capitalized											$ 23
Debt discount capitalized											12
Decrease in notes receivable due from a related party due to exchange of debt for notes receivable due from a related party					$ 1,100
Credit facilities, commitment fee amount							19	55	61
Remaining assets held in trust pledged as collateral					590					$ 590
Revolving Credit Facility
Debt Instrument [Line Items]
Credit facilities, maximum borrowing capacity						$ 2,000
Credit facilities, term						5 years
Credit facilities, outstanding balance							0
Term Loan
Debt Instrument [Line Items]
Credit facilities, maximum borrowing capacity			$ 600			$ 3,000
Credit facilities, term						3 years
Credit facilities, proceeds from drawdown	$ 100	$ 500
Credit facilities, unamortized debt issuance costs written off			$ 7
Credit facilities, outstanding balance							600
BHF Credit Facilities
Debt Instrument [Line Items]
Credit facilities, maximum borrowing capacity							2,600
Credit facilities, debt issuance costs capitalized						$ 16
Credit facilities, remaining borrowing capacity							2,000
MRV Committed Credit Facility
Debt Instrument [Line Items]
Credit facilities, maximum borrowing capacity							4,300
MRSC Committed Credit Facility
Debt Instrument [Line Items]
Interest expense							19	39	28
Credit facilities, maximum borrowing capacity							3,500
Credit facilities, outstanding balance							2,800
Repayment of collateral financing arrangement					2,800
Assets held in trust pledged as collateral					2,800
BRCD Committed Credit Facility
Debt Instrument [Line Items]
Credit facilities, maximum borrowing capacity							$ 10,000
Credit facilities, term							20 years
Credit facilities, outstanding balance							$ 0
Credit facilities, remaining borrowing capacity							8,300
Long-term Debt Excluding CSEs
Debt Instrument [Line Items]
Interest expense							$ 135	$ 133	$ 134
Senior Notes Due 2027
Debt Instrument [Line Items]
Debt instrument, face amount											$ 1,500
Debt instrument, stated interest rate							3.70%				3.70%
Senior Notes Due 2047
Debt Instrument [Line Items]
Debt instrument, face amount											$ 1,500
Debt instrument, stated interest rate							4.70%				4.70%
Surplus Notes Due 2038
Debt Instrument [Line Items]
Debt instrument, stated interest rate				8.595%			8.595%
Decrease in long-term debt due to debt forgiveness				$ 750
MRD Surplus Notes Due 2032 And 2033
Debt Instrument [Line Items]
Decrease in long-term debt due to exchange of debt for notes receivable due from a related party					$ 1,100
Surplus Note Due 2032
Debt Instrument [Line Items]
Debt instrument, stated interest rate					5.13%		5.13%
Surplus Note Due 2033
Debt Instrument [Line Items]
Debt instrument, stated interest rate					6.00%		6.00%